Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 4,137	$ 4,962
Accruals	2,250	1,570
Total	$ 6,387	$ 6,532